Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2015
Commitments and Contingent Liabilities

(23) Commitments and Contingent Liabilities

Advantest is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Advantest’s consolidated financial position, results of operations, or cash flows.

Outstanding commitments for the purchase of property, plant and equipment totaled ¥145 million and for the purchase of parts and raw materials totaled ¥3,089 million at March 31, 2015.

As of March 31, 2014, Advantest had a commitment line agreement with a number of banks. The commitment line had ended in March, 2015, and Advantest had no commitment line agreement at March 31, 2015.